SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of warrants, intrinsic value	48,972,279	49,120,917	55,995,917
Weighted average exercise price, beginning balance
Weighted Average Remaining Contractual Life (In Years), Ending balance	2 years 7 months 20 days	2 years 7 months 20 days	1 year 9 months 29 days	2 years 9 months 7 days
Number of warrants, granted	16,785,714	5,439,184	10,000
Weighted Average Exercise Price, Granted
Number of warrants, exercised	(11,097,959)	(8,500,000)	(3,125,000)
Weighted Average Exercise Price, Exercised
Number of Warrants, Cancelled/Forfeited		(3,209,454)
Number of warrants, ending balance	54,660,032	48,972,279	49,120,917	55,995,917
Weighted average exercise price, ending balance
Weighted average remaining contractual life (In Years), ending balance	3 years 7 months 17 days
Number of warrants, intrinsic value	$ 1,166,993	$ 1,248,451
Number of Warrants, Granted	11,097,959	8,500,000	3,125,000
Number of Warrants, Exercised	(16,785,714)	(5,439,184)	(10,000)
Weighted Average Exercise Price, Cancelled/Forfeited